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VIA EDGAR
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August 31, 2000


Attn:  Office of Filings, Information and Consumer Services
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      UAM Funds Trust ( the "Fund")
         File Nos. (33-79858/811-8544)
         -----------------------------

Dear Sir/Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), I hereby certify that the Prospectuses and Statements of Additional Information of the Fund do not differ from those included in Post-Effective Amendment No. 44 to the Fund's Registration Statement on Form N-1A, filed electronically with the Securities and Exchange Commission on August 28, 2000.

If you have any questions or comments regarding this filing, please call me at 617-542-5440.

Sincerely,


/s/ Linda T. Gibson
Linda T. Gibson
Senior Vice President and General Counsel

LTG:/dbm